Commitments and Contingencies (Details) $ in Thousands		12 Months Ended
	Oct. 27, 2023 Director Entity	Dec. 31, 2024 USD ($) Contract Vessel	Dec. 31, 2023 Vessel
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident		$ 1,000,000
Closing period for relevant insurance policy year		3 years
Commitments and Contingencies [Abstract]
Number of shipbuilding contracts entered into | Contract		4
Number of product/crude oil tankers being constructed | Vessel		4	4
Number of former directors named as defendants | Director	5
Number of affiliated entities named as defendants | Entity	2
Minimum [Member]
Commitments and Contingencies [Abstract]
Non-cancelable time charter contract revenue, 2025		$ 51,724
Non-cancelable time charter contract revenue, 2026		12,041
Shipbuilding Construction Contracts [Member]
Commitments and Contingencies [Abstract]
Remaining installments payable		$ 199,243